Employees and directors, Share Based Payments on Continuing Operations Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Share based payment arrangement [Abstract]
Share-based payments in comprehensive income	$ 14.3	$ 17.0
Share-based compensation - IFRS 2 charge	12.0	18.3	$ 62.0
Employer taxes	2.3	(1.3)	6.8
Continuing operations	14.3	17.0	68.8
Discontinued operations	0.0	0.0	2.5
Total	14.3	17.0	$ 71.3
Trade and Other Payables [Member]
Share based payment arrangement [Abstract]
Accumulated employer taxes	1.3	0.6
Other Non-current Liabilities [Member]
Share based payment arrangement [Abstract]
Accumulated employer taxes	$ 0.0	$ 0.0